Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our Chief Executive Officer (“CEO”) and named executive officers (“NEOs”) and certain financial performance measures of Primo Water. For further information on Primo Water’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Pay vs. Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)	Bonus-Adjusted EBITDA (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,889,707	$4,828,690	$1,417,865	$1,039,138	$121.50	$140.50	$29.6	$431.9
2021	$5,332,744	$7,696,386	$2,690,759	$3,394,000	$135.20	$153.94	-$3.20	$374.7
2020	$6,999,545	$5,874,930	$2,010,274	$1,924,436	$118.58	$128.45	-$131.70	$360.0
(1)
The dollar amounts reported in column (b) reflect the total compensation reported for Mr. Harrington, our CEO during the covered years, in the “Total” column in the “Summary Compensation Table” for each corresponding year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Harrington, by applying the following adjustments to Mr. Harrington’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Harrington during the applicable year.

Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards to CEO(a)	Add: Equity Award Adjustments to CEO (b),(c)	Compensation Actually Paid to CEO
2022	$5,889,707	$4,000,000	$2,938,983	$4,828,690
2021	$5,332,744	$3,500,000	$5,863,642	$7,696,386
2020	$6,999,545	$5,426,981	$4,302,366	$5,874,930
(a)	The amounts in this column reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option/SAR Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the total equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$4,084,083	($708,578)	($650,162)	$213,639	$2,938,983
2021	$3,619,051	$292,642	$1,844,792	$107,157	$5,863,642
2020	$2,899,519	$624,422	$706,574	$71,851	$4,302,366
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in a covered year, during the years displayed in the table above. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining option contractual life between 7.0 years – 8.0 years, volatility of 35%, dividend yield between 1.8%-1.9%, and risk-free rate between 3.1%-3.9%; (ii) for 2021, remaining option contractual life between 7.0 years – 9.0 years, volatility between 33%-36%, dividend yield of 1.4%, and risk-free rate between 1.2%-1.5%; (iii) for 2020, remaining option contractual life between 3.0 years – 9.9 years, volatility between 29%-35%, dividend yield between 1.5%-2.7%, and risk-free rate between 0.5%-1.1%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

(3)
The dollar amounts reported in column (d) represent the average of the total compensation reported for the NEOs (excluding Mr. Harrington) in the “Total” column of the Summary Compensation Table for each corresponding year. The NEOs (excluding Mr. Harrington) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Mr. Wells, Ms. Morgan Poe, Ms. Gutowski, and Ms. Melaragni; and (ii) for 2020, Mr. Wells, Ms. Morgan Poe, Ron Hinson, David Muscato, and Jamie Jamieson.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Harrington), by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Less: Average Reported Value of Equity Awards for Non- CEO NEOs	Add: Average Equity Award Adjustments for Non-CEO NEOs(a)	Average Compensation Actually Paid to Non-CEO NEOs
2022	$1,417,865	$356,250	($22,477)	$1,039,138
2021	$2,690,759	$1,925,000	$2,628,241	$3,394,000
2020	$2,010,274	$1,083,060	$997,222	$1,924,436
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$368,158	($242,524)	$0	($199,945)	$51,833	($22,477)
2021	$2,084,783	$48,829	$159,070	$312,561	$22,998	$2,628,241
2020	$512,235	$93,935	$0	$369,842	$21,210	$997,222
(5)	The amounts in column (f) show changes over our past three fiscal years in the value of $100 (assuming reinvestment of dividends) invested in Primo Water’s common shares traded on the NYSE.
(6)
The amounts in column (g) show changes over our past three fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our peer group, which consists of publicly-traded companies used to determine target compensation for each fiscal year. The peer group for 2022 is comprised of ADT Inc., A. O. Smith Corporation, The Brink’s Company, Chemed Corp., Cintas Corporation, Evoqua Water Technologies Corp, Franklin Electric Co., Inc., IDEX Corporation, Mueller Water Products, Inc., Pentair plc, Rollins, Inc., Regal Rexnord Corporation, Stericycle Inc., Terminix, Tetra Tech, Inc., UniFirst Corp., Watts Water Technologies, and Xylem Inc. The peer group for 2021 also includes Windstream Holdings, Inc. The peer group for 2020 excludes ADT Inc., Franklin Electric Co. Inc,, and Mueller Water Products, Inc. and includes AquaVenture Holdings Limited, Farmer Bros. Co., Frontier Communications Corporation.

(7)	The dollar amounts reported represent the net income reflected in Primo Water’s audited financial statements for the applicable year.
(8)
“Bonus-Adjusted EBITDA” is GAAP earnings before interest, taxes, depreciation, and amortization, adjusted to exclude the impact of certain items as approved by the Compensation Committee, as more particularly set forth on Appendix E. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Bonus-Adjusted EBITDA is the financial performance measure that, in Primo Water’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Bonus-Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the total compensation reported for the NEOs (excluding Mr. Harrington) in the “Total” column of the Summary Compensation Table for each corresponding year. The NEOs (excluding Mr. Harrington) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Mr. Wells, Ms. Morgan Poe, Ms. Gutowski, and Ms. Melaragni; and (ii) for 2020, Mr. Wells, Ms. Morgan Poe, Ron Hinson, David Muscato, and Jamie Jamieson.

Peer Group Issuers, Footnote [Text Block]
(6)
The amounts in column (g) show changes over our past three fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our peer group, which consists of publicly-traded companies used to determine target compensation for each fiscal year. The peer group for 2022 is comprised of ADT Inc., A. O. Smith Corporation, The Brink’s Company, Chemed Corp., Cintas Corporation, Evoqua Water Technologies Corp, Franklin Electric Co., Inc., IDEX Corporation, Mueller Water Products, Inc., Pentair plc, Rollins, Inc., Regal Rexnord Corporation, Stericycle Inc., Terminix, Tetra Tech, Inc., UniFirst Corp., Watts Water Technologies, and Xylem Inc. The peer group for 2021 also includes Windstream Holdings, Inc. The peer group for 2020 excludes ADT Inc., Franklin Electric Co. Inc,, and Mueller Water Products, Inc. and includes AquaVenture Holdings Limited, Farmer Bros. Co., Frontier Communications Corporation.

PEO Total Compensation Amount	$ 5,889,707	$ 5,332,744	$ 6,999,545
PEO Actually Paid Compensation Amount	$ 4,828,690	7,696,386	5,874,930
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Harrington, by applying the following adjustments to Mr. Harrington’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Harrington during the applicable year.

Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards to CEO(a)	Add: Equity Award Adjustments to CEO (b),(c)	Compensation Actually Paid to CEO
2022	$5,889,707	$4,000,000	$2,938,983	$4,828,690
2021	$5,332,744	$3,500,000	$5,863,642	$7,696,386
2020	$6,999,545	$5,426,981	$4,302,366	$5,874,930
(a)	The amounts in this column reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option/SAR Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the total equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$4,084,083	($708,578)	($650,162)	$213,639	$2,938,983
2021	$3,619,051	$292,642	$1,844,792	$107,157	$5,863,642
2020	$2,899,519	$624,422	$706,574	$71,851	$4,302,366
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in a covered year, during the years displayed in the table above. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining option contractual life between 7.0 years – 8.0 years, volatility of 35%, dividend yield between 1.8%-1.9%, and risk-free rate between 3.1%-3.9%; (ii) for 2021, remaining option contractual life between 7.0 years – 9.0 years, volatility between 33%-36%, dividend yield of 1.4%, and risk-free rate between 1.2%-1.5%; (iii) for 2020, remaining option contractual life between 3.0 years – 9.9 years, volatility between 29%-35%, dividend yield between 1.5%-2.7%, and risk-free rate between 0.5%-1.1%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,417,865	2,690,759	2,010,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,039,138	3,394,000	1,924,436
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Harrington), by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Less: Average Reported Value of Equity Awards for Non- CEO NEOs	Add: Average Equity Award Adjustments for Non-CEO NEOs(a)	Average Compensation Actually Paid to Non-CEO NEOs
2022	$1,417,865	$356,250	($22,477)	$1,039,138
2021	$2,690,759	$1,925,000	$2,628,241	$3,394,000
2020	$2,010,274	$1,083,060	$997,222	$1,924,436
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$368,158	($242,524)	$0	($199,945)	$51,833	($22,477)
2021	$2,084,783	$48,829	$159,070	$312,561	$22,998	$2,628,241
2020	$512,235	$93,935	$0	$369,842	$21,210	$997,222

Equity Valuation Assumption Difference, Footnote [Text Block]
(c)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in a covered year, during the years displayed in the table above. For options, the fair values as of each measurement date were determined using a binomial lattice model, which considers the circumstances of the grant at the measurement date, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining option contractual life between 7.0 years – 8.0 years, volatility of 35%, dividend yield between 1.8%-1.9%, and risk-free rate between 3.1%-3.9%; (ii) for 2021, remaining option contractual life between 7.0 years – 9.0 years, volatility between 33%-36%, dividend yield of 1.4%, and risk-free rate between 1.2%-1.5%; (iii) for 2020, remaining option contractual life between 3.0 years – 9.9 years, volatility between 29%-35%, dividend yield between 1.5%-2.7%, and risk-free rate between 0.5%-1.1%. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid (CAP) for CEO and NEOs (Average) vs. Cumulative Total Shareholder Return (TSR) of Company and the Peer Group
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s TSR, as well as the relationship between Primo Water’s TSR and the TSR of our peer group. As shown in the chart, the value of Compensation Actually Paid is aligned with the movement of our TSR over the last three fiscal years. Similarly, the fluctuation in Primo Water’s TSR is correlated with the fluctuation in the TSR of our peer group.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s Net Income. As discussed in more detail in our Compensation Discussion & Analysis, Net Income is not currently utilized directly in setting executive pay. As such, we believe that its relationship to Compensation Actually Paid and Primo Water’s performance is less illustrative than other metrics that factor more directly into our executive compensation program, including Bonus-Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Bonus-Adjusted EBITDA
The following chart shows the relationship between Compensation Actually Paid to our CEO(s) and Average Compensation Actually Paid to our other NEOs, and Primo Water’s Bonus-Adjusted EBITDA. As shown in the chart, from 2020 to 2021, Compensation Actually Paid is aligned with our Bonus-Adjusted EBITDA, as both increased. From 2021 to 2022, Bonus-Adjusted EBITDA increased again, but Compensation Actually Paid decreased, due primarily to a decline in the value of the equity award adjustment over such period (driven by a decrease in our common share price from 2021 to 2022), indicating that the relationship between the movement in price of our common shares is not always correlated to the movement in our Bonus-Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid (CAP) for CEO and NEOs (Average) vs. Cumulative Total Shareholder Return (TSR) of Company and the Peer Group
The following chart shows the relationship between Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Other NEOs, and Primo Water’s TSR, as well as the relationship between Primo Water’s TSR and the TSR of our peer group. As shown in the chart, the value of Compensation Actually Paid is aligned with the movement of our TSR over the last three fiscal years. Similarly, the fluctuation in Primo Water’s TSR is correlated with the fluctuation in the TSR of our peer group.

Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by Primo Water to link executive compensation to Company performance during fiscal year 2022 were:
•	Bonus-Adjusted EBITDA
•	Bonus-Adjusted Operating Free Cash Flow
•	Bonus-Adjusted Revenue
•	Adjusted Pre-Tax Income

Total Shareholder Return Amount	$ 121.5	135.2	118.58
Peer Group Total Shareholder Return Amount	140.5	153.94	128.45
Net Income (Loss)	$ 29,600,000	$ (3,200,000)	$ (131,700,000)
Company Selected Measure Amount	431,900,000	374,700,000	360,000,000
PEO Name	Mr. Harrington
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Bonus-Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Bonus-Adjusted Operating Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bonus-Adjusted Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Expected Term, Minimum	7 years	7 years	3 years
Expected Term, Maximum	8 years	9 years	9 years 10 months 24 days
Volatility Rate	35.00%
Volatility Rate, Minimum		33.00%	29.00%
Volatility Rate, Maximum		36.00%	35.00%
Expected Dividend Rate		1.40%
Expected Dividend Rate, Minimum	1.80%		1.50%
Expected Dividend Rate, Maximum	1.90%		2.70%
Risk Free Interest Rate, Minimum	3.10%	1.20%	0.50%
Risk Free Interest Rate, Maximum	3.90%	1.50%	1.10%
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,000,000	$ 3,500,000	$ 5,426,981
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,938,983	5,863,642	4,302,366
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,084,083	3,619,051	2,899,519
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(708,578)	292,642	624,422
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(650,162)	1,844,792	706,574
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	213,639	107,157	71,851
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,250	1,925,000	1,083,060
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,477)	2,628,241	997,222
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,158	2,084,783	512,235
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(242,524)	48,829	93,935
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	159,070	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(199,945)	312,561	369,842
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,833	$ 22,998	$ 21,210